REVENUE EARNING ROBOTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Revenue earning	$ 385,208	$ 385,157	$ 1,331,956	$ 1,447,109
Depreciation expense	167,942	93,995	478,115	232,886
Robotic Assistance Devices L L C [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	444,412	174,101	871,334	647,116
Iinventory transfers				647,116
Deferred gain on disposal				3,255
Depreciation expense	$ 122,841	$ 71,414	$ 345,178	208,510
Robotic Assistance Devices L L C [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device				3,255
Robotic Assistance Devices L L C [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device				$ 30,600